Net revenue (Tables)	12 Months Ended
Dec. 31, 2022
Net Revenue
Schedule of sales and service revenue

2022	2021	2020
96,519,284	105,625,201	58,543,494

Schedule of revenue by country

	2022	2021	2020

Brazil	56,217,472	55,830,330	32,369,199
United States	18,085,607	24,232,413	10,848,609
Mexico	4,468,827	5,505,893	2,765,815
Argentina	2,092,700	2,068,023	1,267,967
Germany	1,695,009	1,912,373	1,106,877
Switzerland	1,492,922	1,230,541	633,512
Italy	1,095,133	1,304,113	811,787
Chile	870,858	1,230,493	544,329
Netherlands	816,678	642,844	432,897
Luxembourg	756,297	987,656	592,777
Singapore	755,971	1,175,133	1,183,838
Peru	740,011	666,867	471,847
Japan	723,757	1,162,226	618,940
Spain	546,646	517,532	282,362
United Kingdom	490,801	585,766	204,953
Uruguay	469,555	495,120	405,946
Poland	455,458	649,825	285,714
Bolivia	427,237	296,138	190,447
Sweden	401,251	481,289	310,984
Canada	393,504	558,730	297,756
France	359,946	326,570	247,062
Paraguay	316,460	318,842	254,255
Colombia	263,695	274,335	174,381
China	172,656	354,071	496,920
South Korea	159,944	669,055	360,704
Other	2,250,890	2,149,023	1,383,616
	96,519,284	105,625,201	58,543,494

Schedule of revenue by product

	2022	2021	2020

PE/PP	61,145,093	73,306,089	41,137,288
Benzene, toluene and xylene	7,279,584	5,819,696	3,051,752
Ethylene, Propylene	5,819,345	6,872,999	3,600,276
ETBE/Gasoline	5,722,767	4,321,371	2,170,289
PVC/Caustic Soda/EDC	5,710,838	5,806,011	3,134,617
Butadiene	3,028,048	3,019,836	1,372,428
Solvents	1,522,025	1,129,484	654,793
Cumene	1,425,097	1,342,811	636,635
Naphtha, condensate and crude oil	422,359	1,648,581	915,807
Other	4,444,130	2,358,324	1,869,609
	96,519,284	105,625,201	58,543,494